CONTINGENCIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended			12 Months Ended
	Mar. 30, 2013	Dec. 28, 2013 sites	Dec. 28, 2013 Leased Sites	Dec. 28, 2013 Centredale Site	Dec. 28, 2013 Property, Plant and Equipment, Other Types	Dec. 29, 2012 Property, Plant and Equipment, Other Types	Dec. 28, 2013 Minimum	Dec. 28, 2013 Minimum Centredale Site	Dec. 28, 2013 Minimum Property, Plant and Equipment, Other Types	Dec. 28, 2013 Maximum	Dec. 28, 2013 Maximum Centredale Site	Dec. 28, 2013 Maximum Property, Plant and Equipment, Other Types
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable								$ 68.1	$ 138.2		$ 139.7	$ 274.0
Reserve for environmental remediation costs				68.1	184.1	188.0
Superfund Sites		31
Reserve for environmental remediation costs, current					13.1
Reserve for environmental remediation costs, noncurrent					171.0
Reserve for environmental loss contingencies, EPA funded amount					23.4
Environmental remediation. Period construction of treatment facility to be maintained	30 years
Reserve for environmental loss contingencies, obligation after EPA funding					160.7
Environmental liability discount rate							0.70%			3.90%
Discounted environmental liability			20.4
Undiscounted environmental liability			27.3
Undiscounted environmental liability expected to be paid 2013		1.9
Undiscounted environmental liability expected to be paid in 2014		2.9
Undiscounted environmental liability expected to be paid in 2015		2.1
Undiscounted environmental liability expected to be paid in 2016		1.7
Undiscounted environmental liability expected to be paid in 2017		1.6
Undiscounted environmental liability expected to be paid thereafter		$ 17.1